Equity (Details) - Schedule of key assumptions used in estimates - $ / shares		1 Months Ended
	Apr. 11, 2019	Aug. 30, 2019	May 20, 2019
Schedule of key assumptions used in estimates [Abstract]
Terms of warrants	60 years	55 years 3 months 18 days	66 years
Exercise price (in Dollars per share)	$ 1.32	$ 2.20	$ 1.32
Risk free rate of interest	2.77%	2.77%	2.77%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	55.60%	63.45%	57.04%